May 19, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ING Mayflower Trust

(File Nos. 033-67852 and 811-07978)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 70 (“Amendment”) to the Registration Statement of ING Mayflower Trust. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended and shall become effective on July 20, 2009.

This Amendment is being filed for the purpose of registering Class W shares of ING International Value Fund. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Palmer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Senior Counsel ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.

  ING Investments, LLC

Reza Pishva

  Dechert LLP